Interim Condensed Unaudited Consolidated Statements of Changes in Equity - USD ($)	Share capital	Share-based payment reserve	Foreign Currency Translation Reserve	Deficit	Total
Beginning balance at Dec. 31, 2020	$ 212,058,836	$ 16,446,400	$ 4,501,213	$ (110,327,159)	$ 122,679,290
Beginning balance, shares at Dec. 31, 2020	89,309,563
Effect of change in functional currency	$ (14,539,226)				(14,539,226)
Ending balance at Jan. 01, 2021	$ 197,519,610	16,446,400	4,501,213	(110,327,159)	108,140,064
Ending balance, shares at Jan. 01, 2021	89,309,563
Beginning balance at Dec. 31, 2020	$ 212,058,836	16,446,400	4,501,213	(110,327,159)	122,679,290
Beginning balance, shares at Dec. 31, 2020	89,309,563
Shares issued for cash	$ 142,493,563				142,493,563
Shares issued for cash (in shares)	20,365,495
Shares issued pursuant to exercise of warrants	$ 16,802,299	(1,164)			16,801,135
Shares issued pursuant to exercise of warrants (in shares)	2,195,640
Stock-based compensation		1,462,866			1,462,866
Net loss for the period				(180,664)	(180,664)
Foreign currency translation reserve			(7,859)		(7,859)
Ending balance at Mar. 31, 2021	$ 357,542,725	17,630,308	4,493,354	(110,507,823)	269,158,564
Ending balance, shares at Mar. 31, 2021	112,929,422
Beginning balance at Dec. 31, 2020	$ 212,058,836	16,446,400	4,501,213	(110,327,159)	122,679,290
Beginning balance, shares at Dec. 31, 2020	89,309,563
Effect of change in functional currency					97,239
Net loss for the period					(24,475,447)
Ending balance at Sep. 30, 2021	$ 363,207,765	16,917,265	4,504,568	(134,802,606)	249,826,992
Ending balance, shares at Sep. 30, 2021	114,944,673
Beginning balance at Jan. 01, 2021	$ 197,519,610	16,446,400	4,501,213	(110,327,159)	108,140,064
Beginning balance, shares at Jan. 01, 2021	89,309,563
Shares issued pursuant to exercise of options	$ 727,253	(277,794)			449,459
Shares issued pursuant to exercise of options (in shares)	1,058,724
Ending balance at Mar. 31, 2021	$ 357,542,725	17,630,308	4,493,354	(110,507,823)	269,158,564
Ending balance, shares at Mar. 31, 2021	112,929,422
Shares issuance costs	$ (2,887)				(2,887)
Shares issued pursuant to exercise of warrants	$ 404,354				404,354
Shares issued pursuant to exercise of warrants (in shares)	88,774
Shares issued pursuant to exercise of options	$ 104,301	(53,972)			50,329
Shares issued pursuant to exercise of options (in shares)	21,825
Stock-based compensation		1,720,483			1,720,483
Net loss for the period				(11,447,385)	(11,447,385)
Foreign currency translation reserve			(6,474)		(6,474)
Ending balance at Jun. 30, 2021	$ 358,048,493	19,296,819	4,486,880	(121,955,208)	259,876,984
Ending balance, shares at Jun. 30, 2021	113,040,021
Effect of change in functional currency					(11,804)
Shares issued for cash	$ (55,123)				(55,123)
Shares issued pursuant to exercise of warrants	$ 1,682,416				1,682,416
Shares issued pursuant to exercise of warrants (in shares)	405,000
Shares issued pursuant to exercise of options	$ 3,115,294	(2,469,544)			645,750
Shares issued pursuant to exercise of options (in shares)	1,375,400
Shares issued pursuant to exercise of RSU	$ 397,060	(582,334)			(185,274)
Shares issued pursuant to exercise of RSU (in shares)	118,497
Shares issued pursuant to exercise of DSU	$ 19,625	(39,250)			(19,625)
Shares issued pursuant to exercise of DSU (in shares)	5,755
Transfer of DSU to liabilities		(112,915)			(112,915)
Stock-based compensation		824,489			824,489
Net loss for the period				(12,847,398)	(12,847,398)
Foreign currency translation reserve			17,688		17,688
Ending balance at Sep. 30, 2021	$ 363,207,765	16,917,265	4,504,568	(134,802,606)	249,826,992
Ending balance, shares at Sep. 30, 2021	114,944,673
Beginning balance at Dec. 31, 2021	$ 372,278,512	18,011,591	4,501,800	(151,653,994)	243,137,909
Beginning balance, shares at Dec. 31, 2021	117,338,964
Shares issued pursuant to exercise of warrants (in shares)	1,245,455
Shares issued pursuant to exercise of options	$ 346,206	(50,690)			295,516
Shares issued pursuant to exercise of options (in shares)	1,245,455
Shares issued pursuant to exercise of RSU	$ 224,557	(245,343)			(20,786)
Shares issued pursuant to exercise of RSU (in shares)	27,077
Stock-based compensation		1,109,266			1,109,266
Net loss for the period				(17,831,537)	(17,831,537)
Foreign currency translation reserve			(5,850)		(5,850)
Ending balance at Mar. 31, 2022	$ 372,849,275	18,824,824	4,495,950	(169,485,531)	226,684,518
Ending balance, shares at Mar. 31, 2022	118,611,496
Beginning balance at Dec. 31, 2021	$ 372,278,512	18,011,591	4,501,800	(151,653,994)	243,137,909
Beginning balance, shares at Dec. 31, 2021	117,338,964
Effect of change in functional currency					(25,374)
Net loss for the period					(59,673,086)
Ending balance at Sep. 30, 2022	$ 373,398,080	21,089,438	4,543,160	(211,327,080)	187,703,598
Ending balance, shares at Sep. 30, 2022	118,888,108
Beginning balance at Mar. 31, 2022	$ 372,849,275	18,824,824	4,495,950	(169,485,531)	226,684,518
Beginning balance, shares at Mar. 31, 2022	118,611,496
Shares issued pursuant to exercise of options	$ 62,862	(14,312)			48,550
Shares issued pursuant to exercise of options (in shares)	113,636
Stock-based compensation		1,548,437			1,548,437
Net loss for the period				(20,296,746)	(20,296,746)
Foreign currency translation reserve			12,195		12,195
Ending balance at Jun. 30, 2022	$ 372,912,137	20,358,949	4,508,145	(189,782,277)	207,996,954
Ending balance, shares at Jun. 30, 2022	118,725,132
Effect of change in functional currency					30,244
Shares issued pursuant to exercise of options	$ 6,795	(1,018)			$ 5,777
Shares issued pursuant to exercise of options (in shares)	25,000				137,976
Shares issued pursuant to exercise of RSU	$ 479,148	(562,501)			$ (83,353)
Shares issued pursuant to exercise of RSU (in shares)	137,976
Stock-based compensation		1,294,008			1,294,008
Net loss for the period				(21,544,803)	(21,544,803)
Foreign currency translation reserve			35,015		35,015
Ending balance at Sep. 30, 2022	$ 373,398,080	$ 21,089,438	$ 4,543,160	$ (211,327,080)	$ 187,703,598
Ending balance, shares at Sep. 30, 2022	118,888,108